UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Senior Vice President
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          August 14, 2000

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   114

Form 13F information Table Value Total:   $300,182



List of Other Included Managers:

FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100          850   19,080                                        19080
ALBERTSONS         COM   013104104          903   27,150                                        27150
ADVENT SOFTWARE    COM   007974108         1032   16,000                                            0             16,000
AGILENT TECHNOL.   COM   00846U101          520    7,055                                         7055
AMERICAN GENERAL   COM   026351106          488    8,000                                         8000
AMERICAN HOME PRO  COM   026609107         3203   54,564                                        54564
AMERICAN INTL      COM   026874107         5672   48,274                                        48274
AMGEN              COM   031162100          411    5,850                                         5850
ANHEUSER BUSCH     COM   035229103         3619   48,450                                        48450
ATMI, INC.         COM   00207R101          946   20,350                                        20350
AUTOMATIC DATA     COM   053015103         6642  124,000                                       124000
BANK OF NEW YORK   COM   064057102         2931   63,028                                        63028
BAUSCH & LOMB      COM   071707103         1867   24,125                                        24125
BAXTER INTL        COM   071813109          507    7,209                                         7209
BECTON DICKINSON   COM   075887109         1647   57,425                                        57425
BELL ATLANTIC      COM   077853109         1165   22,918                                        22918
BELL MICROPROD.    COM   078137106         1216   66,150                                        66150
BELL SOUTH         COM   079860102          310    7,266                                         7266
BEST FOODS         COM   08658U101         1662   24,000                                        24000
BPA AMOCO          COM   055622104         1206   21,302                                        21302
BRISTOL MYERS      COM   110122108         4868   83,574                                        83574
CALIF MICRO DEVIC  COM   130439102         1458   48,000                                            0             48,000
CARPENTER TECH     COM   144285103         1448   68,525                                        18525             50,000
CEDAR FAIR L.P     COM   150185106          381   19,800                                        19800
CHATTEM            COM   162456107         2816  205,764                                       131264             74,500
CHEVRON            COM   166751107          213    2,513                                         2513
CISCO SYSTEMS      COM   17275R102          280    4,400                                         4400
CITIGROUP          COM   172967101          249    4,140                                         4140
CLOROX CO          COM   189054109          784   17,500                                        17500
COLGATE PALMOLIVE  COM   194162103         1646   27,497                                        27497
CREE RESEARCH      COM   225447101         1202    9,000                                             0             9,000
CONAGRA            COM   205887102         1033   54,200                                        54200

  COLUMN TOTALS                           53175

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
COCA COLA          COM   191216100          830   14,450                                        14450
DOVER CORP         COM   260003108         2397   59,100                                        59100
DUKE ENERGY        COM   264399106          306    5,426                                         5426
DU PONT            COM   263534109          270    6,172                                         6172
EDGE PETROLEUM     COM   279862106         1367  465,301                                       401301             64,000
EMC CORP           COM   268648102          246    3,200                                         3200
EMERSON ELECTRIC   COM   291011104         1120   18,544                                        18544
FIRST UNION        COM   337358105         4461  179,792                                       179792
FULTON FINANCIAL   COM   360271100          495   27,958                                        27958
GARDEN FRESH       COM   365235100         1629  156,100                                        62100             94,000
GENERAL ELECTRIC   COM   369604103        15189  286,588                                       286588
GENTEX             COM   371901109         4665  185,675                                       139175             46,500
GILLETTE           COM   375766102          377   10,784                                        10784
GLAXO HOLDINGS     COM   37733W105          380    6,580                                         6580
W W GRAINGER       COM   384802104         1134   36,810                                        36810
GTE CORP           COM   362320103          791   12,700                                        12700
H J HEINZ          COM   423074103         1519   34,711                                        34711
HERSHEY FOODS      COM   427866108          718   14,800                                        14800
HEWLETT PACKARD    COM   429236103         3172   25,500                                        25500
IBM                COM   459200101         1204   10,990                                        10990
INTEL              COM   458140100         7024   52,538                                        52538
INTERLOGIX         COM   458763109          888   64,549                                        50823             13,726
JOHNSON & JOHNSON  COM   478160104          327    3,211                                         3211
JPM COMPANY        COM   465933109         1337  243,150                                       183150             60,000
KENSEY NASH        COM   490057106         4209  378,300                                       328300             50,000
KEYSTONE FINANCIA  COM   493482103          255   11,990                                        11990
KIMBERLY CLARK     COM   494368103         4960   86,444                                        86444
LILLY, ELI         COM   532457108         7431   74,400                                        74400
LITHIA MOTORS      COM   536797103         3044  227,600                                       142900             84,700

  COLUMN TOTALS                           71745


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
LUCENT TECH        COM   549463107         2378   40,131                                        40131
MCDONALDS CORP     COM   580135101          244    7,400                                         7400
MCI WORLDCOM       COM   55268B106          222    4,830                                         4830
MEADE INSTRUMENT   COM   583062104        15530  618,100                                       534100             84,000
MEASUREMENT SPEC.  COM   583421102         3413   88,950                                        29550             59,400
MEDTRONIC          COM   585055106         2550   51,200                                        51200
McGRAW HILL        COM   580645109         1691   31,316                                        31316
MELLON BANK        COM   58551A108         6147  168,700                                       168700
MERCK              COM   589331107         4184   54,608                                        54608
MICROS             COM   594901100          529   28,490                                         1490             27,000
MICROSOFT          COM   594918104         7241   90,511                                        90511
 J P MORGAN        COM   616880100          352    3,200                                         3200
NATIONAL DENTEX    COM   63563H109          958   56,750                                        25750             31,000
NCI BUILDING       COM   628852105         3081  152,145                                        80645             71,500
NEWELL CO          COM   651192106         2674  103,850                                       103850
OCCIDENTAL PETROL  COM   674599105          259   12,300                                        12300
OMNICOM            COM   681919106         3752   42,125                                        42125
PARKWAY PROP       COM   70159Q104         4804  157,493                                       108593             48,900
PENN NATL GAMING   COM   707569109         6544  480,259                                       355259            125,000
PEPSICO            COM   713448108         1305   29,371                                        29371
PERF. FOOD GROUP   COM   713755106         5792  181,000                                       129100             51,900
PLANTRONICS        COM   727493108         3344   28,950                                        17350             11,600
PROCTOR & GAMBLE   COM   742718109         3899   68,098                                        68098
POMEROY COMPUTER   COM   731822102         4675  316,962                                       255962             61,000

  COLUMN TOTALS                           85568
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          519   11,073                                        11073
PHARMACIA  CORP    COM   71713U102         6148  118,946                                       118946
Q-LOGIC            COM   747277101        16201  245,241                                       221441             23,800
RESCARE INC.       COM   760943100          272   50,600                                        15600             35,000
RICHARDSON ELEC.   COM   763165107         2280  141,950                                        93150             48,800
ROCK OF AGES       COM   772632105          498  100,900                                        37900             63,000
ROYAL DUTCH        COM   780257705          332    5,400                                         5400
SBC COMMUNICATION  COM   78387G103         3201   74,006                                        74006
SCHERING PLOUGH    COM   806605101         5386  106,654                                       106654
SARA LEE           COM   803111103         1874   97,028                                        97028
SCHLUMBERGER       COM   806857108          972   13,030                                        13030
SIPEX              COM   829909100         4783  172,750                                       134750             38,000
STATE ST CORP      COM   857473102         2376   22,400                                        22400
SERVICEMASTER      COM   817615107          194   17,023                                        17023
STORAGE USA        COM   861907103         1459   49,462                                        49462
STRYKER CORP       COM   863667101          429    9,800                                         9800
SYSCO CORP         COM   871829107         3255   77,280                                        77280
A T & T CORP.      COM   001957109         1792   56,651                                        56651
TEXACO             COM   881694103          285    5,358                                         5358
TREX CO.           COM   89531P105         6206  124,125                                        94125             30,000
TYCO INT'L         COM   902124106         9609  202,834                                       202834
UNITED TECHNOLOGI  COM   913017109         1389   23,600                                        23600
UNIROYAL TECH      COM   909163107         1363  123,200                                        85200             38,000
U S INTERACTIVE    COM   90334M109          660   51,000                                         6000             45,000
UNIVERSAL ELECT.   COM   913483103         1351   55,000                                            0             55,000
WALGREEN           COM   931422109         4555  141,500                                       141500
WILLIAMS COS       COM   969457100         1197   28,703                                        28703
EXXON MOBIL        COM   30231G102         5907   75,249                                        75249
DENTSPLY INTL      COM   249030107         5201  168,790                                       168790
  COLUMN TOTALS                           89694
   FINAL TOTAL                         $300,182




